19. TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Trade And Other Payables
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

As at December 31,	2018	2017
Trade payables	$3,609	$2,659
Other payables and accrued liabilities(a)	27,050	35,260
Trade and other payables	$30,659	$37,919

(a)	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.